Consolidated Balance Sheets - USD ($) $ in Thousands	Jan. 31, 2018	Jan. 31, 2017
CURRENT ASSETS
Cash	$ 35,145	$ 38,135
Accounts receivable
Trade (Note 5)	28,792	25,401
Other (Note 6)	3,171	3,709
Prepaid expenses and other (Note 4)	7,621	5,149
Inventory (Note 7)	123	167
	74,852	72,561
OTHER LONG-TERM ASSETS	3,966	1,525
PROPERTY AND EQUIPMENT, NET (Note 8)	12,798	10,447
DEFERRED INCOME TAXES	4,660	7,027
DEFERRED TAX CHARGE (Note 18)	453	422
INTANGIBLE ASSETS, NET (Note 9)	178,001	145,445
GOODWILL (Note 10)	350,148	263,113
	624,878	500,540
CURRENT LIABILITIES
Accounts payable	7,897	4,679
Accrued liabilities (Note 11)	25,538	23,247
Income taxes payable	3,270	2,170
Deferred revenue	30,985	23,728
	67,690	53,824
LONG-TERM DEBT (Note 12)	37,000
LONG-TERM DEFERRED REVENUE	1,128	421
LONG-TERM INCOME TAXES PAYABLE	8,663	5,725
DEFERRED INCOME TAXES	11,585	9,975
	126,066	69,945
COMMITMENTS, CONTINGENCIES AND GUARANTEES (Note 13)
SHAREHOLDERS’ EQUITY (Note 14)
Common shares – unlimited shares authorized; Shares issued and outstanding totaled 76,773,497 at January 31, 2018 (January 31, 2017 – 75,874,684)	274,536	253,242
Additional paid-in capital	451,151	448,597
Accumulated other comprehensive loss	(15,252)	(32,779)
Accumulated deficit	(211,623)	(238,465)
	498,812	430,595
	$ 624,878	$ 500,540